GOODWILL AND INTANGIBLE ASSETS (Summary of Company's Identifiable Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 4,807,237	$ 4,804,685
Accumulated Amortization	(1,357,903)	(1,017,252)
Carrying Value	3,449,334	3,787,433
Intangible assets, gross	5,007,806	5,006,882
Intangible assets, net	3,649,903	3,989,630
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	3,011,169	3,010,938
Accumulated Amortization	(489,148)	(356,194)
Carrying Value	2,522,021	2,654,744
Indefinite-lived intangible assets (excluding goodwill)	181,649	182,979
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	1,630,070	1,630,962
Accumulated Amortization	(792,389)	(623,878)
Carrying Value	837,681	1,007,084
Internally Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	9,505	9,505
Accumulated Amortization	(6,000)	(4,852)
Carrying Value	3,505	4,653
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Amount	156,493	153,280
Accumulated Amortization	(70,366)	(32,328)
Carrying Value	86,127	120,952
Owned Events [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets (excluding goodwill)	$ 18,920	$ 19,218